Stockholders’ equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Stockholders’ equity

Note  25.   Stockholders’ equity

Stockholders’ equity consisted of the following:

	As at June 30, 2025		As at December 31, 2024
Share Capital	Ordinary Shares	F Shares	Ordinary Shares	F Shares
Par value per share	USD 0.01	USD 0.05	USD 0.01	USD 0.05
Share capital (in USD)	1,237,317	74,990	1,000,395	74,985

Total number of authorized shares	200,000,000	10,000,000	200,000,000	10,000,000
Total number of fully paid-in issued shares	123,731,729	1,499,800	100,039,519	1,499,700
Total number of fully paid-in outstanding shares	123,731,729	1,499,800	100,039,519	1,499,700
Total share capital (in USD)	1,312,307		1,075,380

Share Purchase Agreements with L1 Capital Global Opportunities Master Fund

On May 5, 2025, the Group entered into a Securities Purchase Agreement with L1 Capital Global Opportunities Master Fund (“L1”, the “L1 SPA”) to purchase 4,250,000 Ordinary Shares of SEALSQ for a subscription price of USD 8.5 million. The L1 SPA was assessed as a stock instrument and the proceeds, net of stock issuance costs of USD 669,367, were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to APIC.

Share Purchase Agreements with Anson Investments Master Fund and Anson East Master Fund LP

On May 5, 2025, the Group entered into a Securities Purchase Agreement with Anson Investments Master Fund LP and Anson East Master Fund LP (collectively “Anson”, the “Anson SPA”) to purchase 5,750,000 Ordinary Shares of SEALSQ for a subscription price of USD 11.5 million. The Anson SPA was assessed as a stock instrument and the proceeds, net of stock issuance costs of USD 905,615, were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to APIC.

Warrant exercise

During the six months ended June 30, 2025, the SEALSQ issued 2,234,691 Ordinary Shares to L1 and 2,234,691 Ordinary Shares to Anson upon the exercise of warrants with a strike price of USD 1.65, resulting in gross proceeds of USD 7,374,480.30. The warrants were issued in connection with a financing facility executed in 2023. The exercised warrants were equity-classified and settled in shares, and accordingly, the proceeds were credited to the Common stock - Ordinary shares account in the amount of the aggregate par value with the excess credited to APIC.

At-the -Market Facility

On May 19, 2025, SEALSQ entered into an at-the-market (“ATM”) equity offering program pursuant to which it may offer and sell Ordinary Shares having an aggregate offering price of up to USD 100 million from time to time through a designated sales agent.

In the six months ended June 30, 2025, the Group sold 7,509,737 Ordinary Shares under the ATM program at an average price of USD 3.76 per share, generating gross proceeds of USD 28,262,944. The Group paid commissions and offering expenses of USD 1,139,556, resulting in net proceeds of USD 27,123,388. As at June 30, 2025, approximately USD 71.7 million of the ATM facility remained available for future sales.